Supplementary Financial Information	12 Months Ended
Dec. 31, 2020
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION

12.   SUPPLEMENTARY FINANCIAL INFORMATION

Other Deductions and (Income)

	Year Ended December 31,
	2020	2019	2018

Professional fees	$6	$10	$12
Sempra Acquisition related costs	-	-	12
InfraREIT Acquisition related costs	-	9	-
Recoverable Pension and OPEB - non-service costs	55	57	53
Non-recoverable pension and OPEB	4	4	6
AFUDC equity income	(29)	(10)	-
Interest income	(4)	(5)	(1)
Other	1	(2)	2
Total other deductions and (income) - net	$33	$63	$84

Interest Expense and Related Charges

	Year Ended December 31,
	2020	2019	2018

Interest	$413	$382	$358
Amortization of debt issuance costs and discounts	11	9	6
Less AFUDC – capitalized interest portion	(19)	(16)	(13)
Total interest expense and related charges	$405	$375	$351

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At December 31,
	2020	2019

Gross trade accounts and other receivables	$767	$666
Allowance for uncollectible accounts	(7)	(5)
Trade accounts receivable – net	$760	$661

At December 31, 2020, REP subsidiaries of two of our largest customers represented 21% and 15% of the trade accounts receivable balance and no other customers represented 10% or more of the trade accounts receivable balance. At  December 31, 2019, REP subsidiaries of two of our largest customers represented 15% and 11% of the trade accounts receivable balance.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.

Investments and Other Property

Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2020	2019

Assets related to employee benefit plans	$124	$119
Land	16	12
Other	2	2
Total investments and other property	$142	$133

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans.  At December 31, 2020 and 2019, the face amount of these policies totaled $181 million and $172 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $97 million and $95 million at December 31, 2020 and 2019, respectively.  Changes in cash surrender value are netted against premiums paid.  Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2020	2020	2019
Assets in service:
Distribution	2.5% / 39.4 years	$14,937	$14,007
Transmission	2.9% / 34.8 years	12,156	11,094
Other assets	6.7% / 14.9 years	1,855	1,648
Total		28,948	26,749
Less accumulated depreciation		8,336	7,986
Net of accumulated depreciation		20,612	18,763
Construction work in progress		593	585
Held for future use		20	22
Property, plant and equipment – net		$21,225	$19,370

Depreciation expense as a percent of average depreciable property approximated 2.7%,  2.7% and 2.8% for the years ended December 31, 2020, 2019 and 2018, respectively.

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2020			At December 31, 2019
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$623	$112	$511	$575	$107	$468
Capitalized software	1,027	484	543	933	430	503
Total	$1,650	$596	$1,054	$1,508	$537	$971

Aggregate amortization expense for intangible assets totaled $62 million,  $52 million and $50 million for the years ended December 31, 2020, 2019 and 2018, respectively.  At December 31, 2020, the weighted average remaining useful lives of capitalized land easements and software were 84 years and 9 years, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense

2021	$68
2022	68
2023	68
2024	67
2025	67

Goodwill totaling $4.740 billion was reported on our balance sheet at both December 31, 2020 and 2019. See Note 1 regarding goodwill impairment assessment and testing.

Operating Lease, Third-Party Joint Project and Other Obligations

Operating lease, third-party joint project and other obligations reported on our balance sheet consisted of the following:

	At December 31,
	2020	2019

Operating lease liabilities (Notes 1 and 7)	$124	$66
Investment tax credits	5	6
Third-party joint project obligation (Note 1) (a)	100	4
Other	76	70
Total operating lease, third-party joint project and other obligations	$305	$146

____________

(a)	Oncor is currently involved in a joint project with LP&L. See Note 3 for more information.

Supplemental Cash Flow Information

	Year Ended December 31,
	2020	2019	2018
Cash payments (receipts) related to:

Interest	$406	$368	$368
Less capitalized interest	(19)	(16)	(13)
Interest payments (net of amounts capitalized)	$387	$352	$355

Amount in lieu of income taxes (a):
Federal	$87	$56	$50
State	22	22	21
Total payments (receipts) in lieu of income taxes	$109	$78	$71

Noncash increase in operating lease obligation for ROU assets	$72	$38	$-

Noncash investing and financing activity:

Acquisition (b):
Assets acquired	$-	$2,547	$-
Liabilities assumed	-	(1,223)	-
Cash paid	$-	$1,324	$-

Debt exchange (c):
Debt issued in debt exchange offering	$300	$-	$-
Debt exchanged in debt exchange offering	(300)	-	-
	$-	$-	$-

Noncash construction expenditures (d)	$254	$278	$174

______________

(a)	See Note 11 for income tax related detail.
(b)	See Note 13 for more information on noncash debt exchanges related to InfraREIT Acquisition.
(c)	See Note 6 for more information on noncash debt exchanges related to 2052 Notes issuance.
(d)	Represents end-of-period accruals.

Quarterly Information (unaudited)

Results of operations by quarter for the years ended December 31, 2020 and 2019 are summarized below.  In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made.  Quarterly results are not necessarily indicative of a full year’s operations because of seasonal and other factors.

2020	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$1,072	$1,090	$1,232	$1,117
Operating income	242	285	362	250
Net income	131	176	258	148

2019	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$1,016	$1,041	$1,211	$1,079
Operating income	216	253	369	236
Net income	116	139	263	133